Basis of Presentation and General Information, Robin Subsidiaries (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 t	Sep. 01, 2023 USD ($)
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
Sales price | $		$ 18.0
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 27, 2021
Vessel name	M/T Wonder Mimosa
DWT | t	36,718
Year built	2006
Delivery date to vessel owning company	May 31, 2021